Balance Sheet Details - Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 52	$ 51
Other accrued expenses	18	28
Total accrued expenses and other current liabilities	$ 70	$ 79